Deferred Income Taxes - Reconciliation of combined income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
NET LOSS FOR THE YEAR	$ (230,290)	$ (258,484)	$ (258,529)
Income taxes at statutory rates	(61,000)	(73,000)	(80,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation			(12,000)
Effect of tax rate changes and other adjustments	(154,000)	109,000	(108,000)
Expiry of loss carry forwards			201,000
Change in valuation allowance	215,000	(36,000)	(1,000)
Income tax provision (benefit)